Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
ASSETS
Property, plant and equipment		¥ 51,758	¥ 47,281
Right-of-use assets		3,520
Investment properties		12,141	9,747
Investments in associates and joint ventures		222,983	201,661
Held-to-maturity securities	[1]	928,751	806,717
Loans	[2]	608,920	450,251
Term deposits		535,260	559,341
Statutory deposits - restricted		6,333	6,333
Available-for-sale securities		1,058,957	870,533
Securities at fair value through profit or loss		141,608	138,717
Derivative financial assets		428
Securities purchased under agreements to resell		4,467	9,905
Accrued investment income		41,703	48,402
Premiums receivable		17,281	15,648
Reinsurance assets		5,161	4,364
Other assets		34,029	33,437
Deferred tax assets		128	1,257
Cash and cash equivalents		53,306	50,809
Total assets		3,726,734	3,254,403
Liabilities
Insurance contracts		2,552,736	2,216,031
Investment contracts		267,804	255,434
Policyholder dividends payable		112,593	85,071
Interest-bearing loans and borrowings		20,045	20,150
Lease liabilities		3,091	0
Bonds payable		34,990
Financial liabilities at fair value through profit or loss		3,859	2,680
Derivative financial liabilities			1,877
Securities sold under agreements to repurchase		118,088	192,141
Annuity and other insurance balances payable		51,019	49,465
Premiums received in advance		60,898	46,650
Other liabilities		81,114	58,426
Deferred tax liabilities		10,330	0
Current income tax liabilities		223	2,630
Statutory insurance fund		602	558
Total liabilities		3,317,392	2,931,113
Equity
Share capital		28,265	28,265
Other equity instruments		7,791	7,791
Reserves		197,221	149,293
Retained earnings		170,487	133,022
Attributable to equity holders of the Company		403,764	318,371
Non-controlling interests		5,578	4,919
Total equity		409,342	323,290
Total liabilities and equity		¥ 3,726,734	¥ 3,254,403

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.